INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes paid (refund) [abstract]
Disclosure of detailed information about deferred taxes [Table Text Block]
	December 31, 2022	December 31, 2021
Deferred income tax assets
Non-capital loss carry-forwards	$309,510	$216,826
Intangible Assets	38,740	-
Deferred income tax assets	$348,250	$216,826
Excess of carrying value over tax value of property, plant and equipment	$(348,250)	$(216,826)
Deferred income tax liability	$(348,250)	$(216,826)
Net deferred tax asset (liability)	$-	$-

Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2022	December 31, 2021
Excess of tax value over carrying value of mineral properties	$955	$1,135
Non-capital losses carried forward	1,725,619	1,411,411
Intangible assets	123,623	49,992
Derivative warrant liability	990	72,120
Lease liability	39,614	77,682
Unrecognized deductible temporary differences	$1,890,801	$1,612,340

Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
Loss before income taxes	$(1,189,386)	$(2,758,567)	$(1,307,890)
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory tax rate	(321,134)	(744,813)	(353,130)
Items not deductible for income tax purposes	34,640	(107,916)	147,116
Under (over) provision of taxes in prior years	4,469	99,873	(84,532)
Change in timing differences	234,499	91,007	499,718
Impact of foreign exchange on tax assets and liabilities	44,097	4,444	(7,163)
Unused tax losses and tax offsets not recognized	147,036	813,044	33,082
Income tax expense	143,607	155,639	235,091
Texas margin tax and branch tax	22,424	17,000	13,901
Income tax expense	$166,031	$172,639	$248,992